Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 374	¥ 277
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	1,046	1,013
Cash collateral receivables against net derivative liabilities	1,626	1,259
Cash collateral payables against net derivative assets	1,940	1,679
Cash collateral receivables, not being offset against net derivatives	407	140
Cash collateral payables, not being offset against net derivatives	¥ 540	¥ 374